Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes
Income Taxes

13.Income Taxes

Under the laws of the countries of the companies’ incorporation and / or vessels’ registration, the companies are not subject to tax on international shipping income; however, they are subject to registration and tonnage taxes, which are included in vessel operating expenses in the accompanying consolidated statements of operations.

The vessel-owning companies with vessels that have called on the United States are obliged to file tax returns with the Internal Revenue Service. However, pursuant to the Internal Revenue Code of the United States, U.S. source income from the international operations of ships is generally exempt from U.S. tax. The applicable tax is 50% of 4% of U.S.-related gross transportation income unless an exemption applies. The Company and each of its subsidiaries expects it qualifies for this statutory tax exemption for the 2021, 2020 and 2019 taxable years, and the Company takes this position for United States federal income tax return reporting purposes.